DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Consumer Price Index (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Variation in Prices
Amount of National CPI	$ 2,443,160
Number of years of accumulated consumer price index	3 years
Annual (as a percent)	47.60%	24.70%	34.60%	17.20%
Accumulated 3 years (as a percent)	147.80%	96.60%	102.20%	72.50%